SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of estimated useful lives of intangible assets

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Non-compete agreements	2 - 10 years based on specified non-compete period
Purchased software	3 - 10 years based on the estimated usage period
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

As of December 31, 2022	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Equity securities with readily determinable fair value	1,788	—	—
Available-for-sale debt securities	—	—	296
Employee benefit plan assets	13	—	—

As of June 30, 2023	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Equity securities with readily determinable fair value	83	—	—
Available-for-sale debt securities	—	—	323
Employee benefit plan assets	14	—	—

Schedule of assets measured at fair value on a non-recurring basis

As of December 31, 2022		Fair Value Measurements at Reporting Date Using
		Significant
		Unobservable	Total
		Inputs	Loss for
Description	Fair Value	(Level 3)	the Year
Property and equipment	38	38	218
Operating lease right-of-use assets	336	336	76
Intangible assets	388	388	170
Long-term investment	11	11	27

As of June 30, 2023		Fair Value Measurements at Reporting Date Using
		Significant	Total
		Unobservable	Loss for
		Inputs	the Six Months
Description	Fair Value	(Level 3)	Ended
Property and equipment	24	24	11
Operating lease right-of-use assets	150	150	67
Long-term investment	8	8	2